SEI DAILY INCOME TRUST

Prime Obligation Fund
Money Market Fund
Government Fund
Government II Fund
Treasury Fund
Treasury II Fund
(the "Funds")

Supplement dated July 6, 2015
to the Class B Shares Prospectus (the "Prospectus") and Statement of Additional Information
(the "SAI"), each dated May 31, 2015

This Supplement provides new and additional information beyond that contained in the Class B Shares Prospectus and SAI and should be read in conjunction with such Prospectus and SAI.

The Prospectus and SAI are hereby supplemented to reflect the following information regarding the conversion of Class B Shares of the Funds to Class A Shares.

At a meeting held on June 22-23, 2015, the Board of Trustees of the Funds approved the conversion of each Fund's Class B Shares into Class A Shares. Like Class B Shares of the Funds, Class A Shares are able to charge a contractual shareholder servicing fee equal to 0.25% of the average daily net assets of the share class. Also like Class B Shares of the Funds, Class A Shares do not charge any distribution (12b-1) fees. In addition to the shareholder servicing fee, Class B Shares of the Funds also are able to charge an administrative servicing fee up to 0.05% of the average daily net assets of the share class. (Class A Shares of the Funds do not charge any administrative servicing fee). However, due to the current low yield environment, most of the Class B shareholder and administrative servicing fees have been waived for the last several years. After voluntary fee waivers, the actual fees for Class B Shares are currently the same as Class A Shares of the Funds. The Board's approval of the conversion of each Fund's Class B Shares into Class A Shares was based on these and other factors. Accordingly, effective on or about the close of business on September 4, 2015 (the "Conversion Date"), all Class B Shares of each Fund will automatically convert to Class A Shares of the same Fund.

No contingent deferred sales charges will be assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors. For your convenience, we have included a side-by-side comparison of the current contractual fees and expenses of both Class B and Class A Shares of the Funds, as disclosed in the respective Prospectus dated May 31, 2015. Actual fees incurred by shareholders of the Funds have been lower than those set forth below due to voluntary fee waivers.

Prime Obligation Fund — Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class B Shares	Class A Shares
Management Fees	0.07%	0.07%
Distribution (12b-1) Fees	None	None
Other Expenses	0.51%	0.46%
Total Annual Fund Operating Expenses	0.58%	0.53%
Fee Waivers and Expense Reimbursements	(0.08%)	(0.33%)
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.50%*	0.20%*
Money Market Fund — Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class B Shares	Class A Shares
Management Fees	0.07%	0.07%
Distribution (12b-1) Fees	None	None
Other Expenses	0.64%	0.59%
Total Annual Fund Operating Expenses	0.71%	0.66%

Government Fund — Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class B Shares	Class A Shares
Management Fees	0.07%	0.07%
Distribution (12b-1) Fees	None	None
Other Expenses	0.56%	0.51%
Total Annual Fund Operating Expenses	0.63%	0.58%
Fee Waivers and Expense Reimbursements	(0.08%)	(0.33%)
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.55%*	0.25%*
Government II Fund — Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class B Shares	Class A Shares
Management Fees	0.07%	0.07%
Distribution (12b-1) Fees	None	None
Other Expenses	0.51%	0.46%
Total Annual Fund Operating Expenses	0.58%	0.53%
Fee Waivers and Expense Reimbursements	(0.08%)	(0.33%)
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.50%*	0.20%*
Treasury Fund — Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class B Shares	Class A Shares
Management Fees	0.07%	0.07%
Distribution (12b-1) Fees	None	None
Other Expenses	0.56%	0.51%
Total Annual Fund Operating Expenses	0.63%	0.58%
Fee Waivers and Expense Reimbursements	(0.13%)	(0.38%)
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.50%*	0.20%*
Treasury II Fund — Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class B Shares	Class A Shares
Management Fees	0.07%	0.07%
Distribution (12b-1) Fees	None	None
Other Expenses	0.56%	0.51%
Total Annual Fund Operating Expenses	0.63%	0.58%
Fee Waivers and Expense Reimbursements	(0.13%)	(0.38%)
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.50%*	0.20%*

*  Effective May 31, 2015, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees' fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding the applicable amount set forth above. This fee waiver and reimbursement agreement shall remain in effect until May 31, 2016 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

There are no other changes to the Prospectus or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-946 (7/15)

SEI DAILY INCOME TRUST

Prime Obligation Fund
Money Market Fund
Government Fund
Government II Fund
Treasury Fund
Treasury II Fund
(the "Funds")

Supplement dated July 6, 2015
to the Class C Shares Prospectus (the "Prospectus") and Statement of Additional Information
(the "SAI"), each dated May 31, 2015

This Supplement provides new and additional information beyond that contained in the Class C Shares Prospectus and SAI and should be read in conjunction with such Prospectus and SAI.

The Prospectus and SAI are hereby supplemented to reflect the following information regarding the conversion of Class C Shares of the Funds to Class A Shares.

At a meeting held on June 22-23, 2015, the Board of Trustees of the Funds approved the conversion of each Fund's Class C Shares into Class A Shares. Like Class C Shares of the Funds, Class A Shares are able to charge a contractual shareholder servicing fee up to 0.25% of the average daily net assets of the share class. Also like Class C Shares of the Funds, Class A Shares do not charge any distribution (12b-1) fees. In addition to the shareholder servicing fee, Class C Shares of the Funds also are able to charge an administrative servicing fee up to 0.25% of the average daily net assets of the share class. (Class A Shares of the Funds do not charge any administrative servicing fee). However, due to the current low yield environment, most of the Class C shareholder and administrative servicing fees have been waived for the last several years. After voluntary fee waivers, the actual fees for Class C Shares are currently the same as Class A Shares of the Funds. The Board's approval of the conversion of each Fund's Class C Shares into Class A Shares was based on these and other factors. Accordingly, effective on or about the close of business on September 4, 2015 (the "Conversion Date"), all Class C Shares of each Fund will automatically convert to Class A Shares of the same Fund.

No contingent deferred sales charges will be assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors. For your convenience, we have included a side-by-side comparison of the current contractual fees and expenses of both Class C and Class A Shares of the Funds, as disclosed in the respective Prospectus dated May 31, 2015. Actual fees incurred by shareholders of the Funds have been lower than those set forth below due to voluntary fee waivers.

Prime Obligation Fund - Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class C Shares	Class A Shares
Management Fees	0.07%	0.07%
Distribution (12b-1) Fees	None	None
Other Expenses	0.71%	0.46%
Total Annual Fund Operating Expenses	0.78%	0.53%
Fee Waivers and Expense Reimbursements	(0.08%)	(0.33%)
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.70%*	0.20%*
Money Market Fund - Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class C Shares	Class A Shares
Management Fees	0.07%	0.07%
Distribution (12b-1) Fees	None	None
Other Expenses	0.84%	0.59%
Total Annual Fund Operating Expenses	0.91%	0.66%
Government Fund - Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class C Shares	Class A Shares
Management Fees	0.07%	0.07%
Distribution (12b-1) Fees	None	None
Other Expenses	0.76%	0.51%
Total Annual Fund Operating Expenses	0.83%	0.58%
Fee Waivers and Expense Reimbursements	(0.08%)	(0.33%)
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.75%*	0.25%*

Government II Fund - Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class C Shares	Class A Shares
Management Fees	0.07%	0.07%
Distribution (12b-1) Fees	None	None
Other Expenses	0.71%	0.46%
Total Annual Fund Operating Expenses	0.78%	0.53%
Fee Waivers and Expense Reimbursements	(0.08%)	(0.33%)
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.70%*	0.20%*
Treasury Fund - Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class C Shares	Class A Shares
Management Fees	0.07%	0.07%
Distribution (12b-1) Fees	None	None
Other Expenses	0.76%	0.51%
Total Annual Fund Operating Expenses	0.83%	0.58%
Fee Waivers and Expense Reimbursements	(0.13%)	(0.38%)
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.70%*	0.20%*
Treasury II Fund - Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class C Shares	Class A Shares
Management Fees	0.07%	0.07%
Distribution (12b-1) Fees	None	None
Other Expenses	0.76%	0.51%
Total Annual Fund Operating Expenses	0.83%	0.58%
Fee Waivers and Expense Reimbursements	(0.13%)	(0.38%)
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.70%*	0.20%*

*  Effective May 31, 2015, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees' fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding the applicable amount set forth above. This fee waiver and reimbursement agreement shall remain in effect until May 31, 2016 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

There are no other changes to the Prospectus or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-947 (7/15)

SEI DAILY INCOME TRUST

Prime Obligation Fund
(the "Fund")

Supplement dated July 6, 2015
to the Class H Shares Prospectus (the "Prospectus") and Statement of Additional Information
(the "SAI"), each dated May 31, 2015

This Supplement provides new and additional information beyond that contained in the Class H Shares Prospectus and SAI and should be read in conjunction with such Prospectus and SAI.

The Prospectus and SAI are hereby supplemented to reflect the following information regarding the conversion of Class H Shares of the Fund to Class A Shares.

At a meeting held on June 22-23, 2015, the Board of Trustees of the Fund approved the conversion of the Fund's Class H Shares into Class A Shares. Like Class H Shares of the Fund, Class A Shares are able to charge a contractual shareholder servicing fee up to 0.25% of the average daily net assets of the share class. Also like Class H Shares of the Fund, Class A Shares do not charge any distribution (12b-1) fees. In addition to the shareholder servicing fee, Class H Shares of the Fund also are able to charge an administrative servicing fee up to 0.18% of the average daily net assets of the share class. (Class A Shares of the Fund do not charge any administrative servicing fee). However, due to the current low yield environment, most of the Class H shareholder and administrative servicing fees have been waived for the last several years. After voluntary fee waivers, the actual fees for Class H Shares are currently the same as Class A Shares of the Fund. The Board's approval of the conversion of the Fund's Class H Shares into Class A Shares was based on these and other factors. Accordingly, effective on or about the close of business on September 4, 2015 (the "Conversion Date"), all Class H Shares of the Fund will automatically convert to Class A Shares of the Fund.

No contingent deferred sales charges will be assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors. For your convenience, we have included a side-by-side comparison of the current contractual fees and expenses of both Class H and Class A Shares of the Fund, as disclosed in the respective Prospectus dated May 31, 2015. Actual fees incurred by shareholders of the Fund have been lower than those set forth below due to voluntary fee waivers.

Prime Obligation Fund - Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class H Shares	Class A Shares
Management Fees	0.07%	0.07%
Distribution (12b-1) Fees	None	None
Other Expenses	0.64%	0.46%
Total Annual Fund Operating Expenses	0.71%	0.53%
Fee Waivers and Expense Reimbursements	None	(0.33%)
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.71%	0.20%*

*  Effective May 31, 2015, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees' fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding the applicable amount set forth above. This fee waiver and reimbursement agreement shall remain in effect until May 31, 2016 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

There are no other changes to the Prospectus or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-948 (7/15)

SEI DAILY INCOME TRUST

Prime Obligation Fund
Money Market Fund
Government Fund
Treasury Fund
(the "Funds")

Supplement dated July 6, 2015
to the Sweep Class Shares Prospectus (the "Prospectus") and Statement of Additional Information (the "SAI"),
each dated May 31, 2015

This Supplement provides new and additional information beyond that contained in the Sweep Class Shares Prospectus and SAI and should be read in conjunction with such Prospectus and SAI.

The Prospectus and SAI are hereby supplemented to reflect the following information regarding the conversion of Sweep Class Shares of the Funds to Class A Shares.

At a meeting held on June 22-23, 2015, the Board of Trustees of the Funds approved the conversion of each Fund's Sweep Class Shares into Class A Shares. Like Sweep Class Shares of the Funds, Class A Shares are able to charge a contractual shareholder servicing fee up to 0.25% of the average daily net assets of the share class. Unlike Class A Shares of the Funds, Sweep Class Shares of the Fund also are able to charge a distribution (12b-1) fee up to 0.50% of the average daily net assets of the share class. However, due to the current low yield environment, most of the Sweep Class shareholder servicing and distribution fees have been waived for the last several years. After voluntary fee waivers, the actual fees for Sweep Class Shares are currently the same as Class A Shares of the Funds. The Board's approval of the conversion of each Fund's Sweep Class Shares into Class A Shares was based on these and other factors. Accordingly, effective on or about the close of business on September 4, 2015 (the "Conversion Date"), all Sweep Class Shares of each Fund will automatically convert to Class A Shares of the same Fund.

No contingent deferred sales charges will be assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors. For your convenience, we have included a side-by-side comparison of the current contractual fees and expenses of both Sweep Class and Class A Shares of the Funds, as disclosed in the respective Prospectus dated May 31, 2015. Actual fees incurred by shareholders of the Funds have been lower than those set forth below due to voluntary fee waivers.

Prime Obligation Fund - Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Sweep Class Shares	Class A Shares
Management Fees	0.07%	0.07%
Distribution (12b-1) Fees	0.50%	None
Other Expenses	0.46%	0.46%
Total Annual Fund Operating Expenses	1.03%	0.53%
Fee Waivers and Expense Reimbursements	None	(0.33%)
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	1.03%	0.20%*
Money Market Fund - Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Sweep Class Shares	Class A Shares
Management Fees	0.07%	0.07%
Distribution (12b-1) Fees	0.50%	None
Other Expenses	0.59%	0.59%
Total Annual Fund Operating Expenses	1.16%	0.66%
Government Fund - Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Sweep Class Shares	Class A Shares
Management Fees	0.07%	0.07%
Distribution (12b-1) Fees	0.50%	None
Other Expenses	0.51%	0.51%
Total Annual Fund Operating Expenses	1.08%	0.58%
Fee Waivers and Expense Reimbursements	None	(0.33%)
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	1.08%	0.25%*

Treasury Fund - Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Sweep Class Shares	Class A Shares
Management Fees	0.07%	0.07%
Distribution (12b-1) Fees	0.50%	None
Other Expenses	0.51%	0.51%
Total Annual Fund Operating Expenses	1.08%	0.58%
Fee Waivers and Expense Reimbursements	None	(0.38%)
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	1.08%	0.20%*

*  Effective May 31, 2015, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees' fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding the applicable amount set forth above. This fee waiver and reimbursement agreement shall remain in effect until May 31, 2016 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

There are no other changes to the Prospectus or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-949 (7/15)